RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Apr. 28, 2014	Jul. 21, 2014
Related Party Transactions
Management fees charged		$ 26,788
Operating Expenses	1,063,023	3,096,920	2,355,577	3,562,295
Expenses contributed from parent	1,063,023	2,743,906	1,996,270	2,335,169
Cash contribution			2,000,000	2,000,000
Brand Contract
Related Party Transactions
Management fee as percent of cash receipts		5.00%
Fantex Series Vernon Davis Convertible Tracking Stock
Key assumptions used to value stock option grants
Number of shares issued					421,100
Par value (in dollars per share)		$ 0.0001			$ 0.0001
Gross proceeds from initial public offering					4,211,000
Aggregate purchase price		4,000,450
Fantex Series EJ Manuel Convertible Tracking Stock
Key assumptions used to value stock option grants
Number of shares issued						523,700
Par value (in dollars per share)		$ 0.0001				$ 0.0001
Gross proceeds from initial public offering						5,237,000
Aggregate purchase price		4,975,150
Fantex Holdings, Inc.
Related Party Transactions
Management fees charged		26,788
Expenses directly related to operations paid by the Parent company	1,063,023	2,743,906	2,355,577	3,562,295
Expenses contributed from parent	1,063,023		1,996,270	2,335,169
Cash contribution				2,000,000
Amount paid to Reimburse expenses				1,533,167
Fantex Holdings, Inc. | Fantex Holdings, Inc. 2012 Equity Incentive Plan
Related Party Transactions
Number of independent directors				5
Non qualified options granted (in shares)				100,000
Contractual term of non qualified options				10 years
Vesting period of non qualified options				4 years
Allocation of stock compensation		18,697		9,837
Key assumptions used to value stock option grants
Expected Term		6 years 7 days
Risk Free Rate (as a percent)		1.75%
Weighted Average Volatility (as a percent)		65.50%
Expected Forfeiture Rate (as a percent)		35.00%
Expected Dividend Rate (as a percent)		0.00%
Fair value of the options (in dollars per share)		$ 0.967
Shares remaining to be expensed over the remaining vesting period		70,089
Compensation expense remaining to be expensed		67,776
Remaining vesting period over which shares are to be expensed		2 years 9 months
Fantex Brokerage Services, LLC | Fantex Series Vernon Davis Convertible Tracking Stock
Key assumptions used to value stock option grants
Underwriting fees					210,550
Fantex Brokerage Services, LLC | Fantex Series EJ Manuel Convertible Tracking Stock
Key assumptions used to value stock option grants
Underwriting fees						261,850
Fantex Holdings, Inc. | Fantex Series Vernon Davis Convertible Tracking Stock
Key assumptions used to value stock option grants
Number of shares purchased					102,454
Share price (in dollars per share)					$ 10
Purchase price of shares acquired					1,020,000
Fantex Holdings, Inc. | Fantex Series EJ Manuel Convertible Tracking Stock
Key assumptions used to value stock option grants
Number of shares purchased						250,000
Share price (in dollars per share)						$ 10
Purchase price of shares acquired						2,500,000
Fantex Holdings, Inc. | Fantex Series EJ Manuel Convertible Tracking Stock | Director
Key assumptions used to value stock option grants
Number of shares purchased						27,934
Purchase price of shares acquired						$ 279,340
Directors of Fantex Holdings, Inc. | Fantex Series EJ Manuel Convertible Tracking Stock
Key assumptions used to value stock option grants
Share price (in dollars per share)						$ 10